Risk management - Cover values including guarantees received - Business lending portfolio by region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 887,454	€ 853,930
Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	225,532	210,046
Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	121,282	116,894
Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	140,722	118,561
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	25,330	27,827
Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	39,101	36,156
UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	31,018	29,400
Switzerland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	10,494
France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	22,721	20,703
Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	82,324	88,679
America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	66,745	69,912
Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	48,451	47,066
Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	2,121	2,713
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	388,270	378,444
Business Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	8,261	7,856
Business Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	161,474	154,351
Business Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	3,027	2,600
Business Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	20,431	21,073
Business Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	230	281
Business Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	94,913	93,407
Business Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	3,803	2,643
Business Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	302,357	296,286
Business Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 6,915	€ 6,305
Business Lending [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	43.10%	36.70%
Business Lending [Member] | No cover [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	29.10%	32.60%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.90%	6.00%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.20%	3.60%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.20%	4.40%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.00%	7.90%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.20%	5.70%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.50%	9.20%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.90%	8.20%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	14.20%	16.50%
Business Lending [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	35.70%	39.10%
Business Lending [Member] | Greater than or equal to 100 [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	38.10%	30.20%
Business Lending [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 100,918	€ 81,383
Business Lending [Member] | Netherlands [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	61,180	60,334
Business Lending [Member] | Netherlands [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	3,298	3,265
Business Lending [Member] | Netherlands [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	9,245	8,845
Business Lending [Member] | Netherlands [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 59,268	€ 52,909
Business Lending [Member] | Netherlands [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	51.60%	37.40%
Business Lending [Member] | Netherlands [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.60%	2.80%
Business Lending [Member] | Netherlands [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.50%	3.70%
Business Lending [Member] | Netherlands [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.90%	5.30%
Business Lending [Member] | Netherlands [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.60%	10.70%
Business Lending [Member] | Netherlands [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	31.80%	40.10%
Business Lending [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 50,245	€ 51,881
Business Lending [Member] | Belgium [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	36,071	35,937
Business Lending [Member] | Belgium [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	1,174	1,231
Business Lending [Member] | Belgium [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	22,424	23,583
Business Lending [Member] | Belgium [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 53,041	€ 51,204
Business Lending [Member] | Belgium [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	24.80%	25.40%
Business Lending [Member] | Belgium [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.60%	1.80%
Business Lending [Member] | Belgium [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.00%	2.60%
Business Lending [Member] | Belgium [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.10%	4.00%
Business Lending [Member] | Belgium [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.90%	6.70%
Business Lending [Member] | Belgium [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	60.70%	59.50%
Business Lending [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 35,069	€ 18,366
Business Lending [Member] | Germany [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	3,233	3,143
Business Lending [Member] | Germany [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	118	95
Business Lending [Member] | Germany [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	2,711	1,237
Business Lending [Member] | Germany [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 4,788	€ 4,916
Business Lending [Member] | Germany [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	80.40%	62.70%
Business Lending [Member] | Germany [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.00%	9.20%
Business Lending [Member] | Germany [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.10%	2.40%
Business Lending [Member] | Germany [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.40%	2.20%
Business Lending [Member] | Germany [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.20%	2.50%
Business Lending [Member] | Germany [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	10.90%	20.90%
Business Lending [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 16,332	€ 19,013
Business Lending [Member] | Luxembourg [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	8,403	7,076
Business Lending [Member] | Luxembourg [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	1,671	1,690
Business Lending [Member] | Luxembourg [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	2,849	3,780
Business Lending [Member] | Luxembourg [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 29,875	€ 31,685
Business Lending [Member] | Luxembourg [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	46.40%	48.30%
Business Lending [Member] | Luxembourg [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.50%	2.30%
Business Lending [Member] | Luxembourg [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.00%	6.60%
Business Lending [Member] | Luxembourg [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.50%	3.20%
Business Lending [Member] | Luxembourg [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.40%	3.00%
Business Lending [Member] | Luxembourg [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	41.10%	36.70%
Business Lending [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 16,176	€ 17,498
Business Lending [Member] | Poland [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	9,414	8,896
Business Lending [Member] | Poland [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	168	135
Business Lending [Member] | Poland [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	3,720	3,053
Business Lending [Member] | Poland [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 25,652	€ 27,356
Business Lending [Member] | Poland [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	28.30%	30.10%
Business Lending [Member] | Poland [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.50%	3.40%
Business Lending [Member] | Poland [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.80%	4.60%
Business Lending [Member] | Poland [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.90%	7.00%
Business Lending [Member] | Poland [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	11.30%	11.40%
Business Lending [Member] | Poland [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	44.20%	43.40%
Business Lending [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 13,864	€ 14,919
Business Lending [Member] | UK [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	4,659	1,132
Business Lending [Member] | UK [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	1,971	1,128
Business Lending [Member] | UK [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	4,028	4,381
Business Lending [Member] | UK [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 9,906	€ 10,159
Business Lending [Member] | UK [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	44.60%	39.00%
Business Lending [Member] | UK [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	16.10%	18.00%
Business Lending [Member] | UK [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.20%	5.70%
Business Lending [Member] | UK [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.00%	8.90%
Business Lending [Member] | UK [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.30%	5.30%
Business Lending [Member] | UK [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	20.80%	23.00%
Business Lending [Member] | Switzerland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 9,544	€ 11,328
Business Lending [Member] | Switzerland [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	46	83
Business Lending [Member] | Switzerland [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	684	656
Business Lending [Member] | Switzerland [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	3,540	2,950
Business Lending [Member] | Switzerland [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 6,980	€ 6,085
Business Lending [Member] | Switzerland [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	27.20%	35.70%
Business Lending [Member] | Switzerland [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	21.70%	13.70%
Business Lending [Member] | Switzerland [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	16.60%	12.30%
Business Lending [Member] | Switzerland [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.10%	7.40%
Business Lending [Member] | Switzerland [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.20%	11.70%
Business Lending [Member] | Switzerland [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	20.30%	19.20%
Business Lending [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 9,513	€ 10,015
Business Lending [Member] | France [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	7,543	6,843
Business Lending [Member] | France [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	150	147
Business Lending [Member] | France [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	2,021	2,003
Business Lending [Member] | France [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 4,096	€ 4,661
Business Lending [Member] | France [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	39.20%	39.50%
Business Lending [Member] | France [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.10%	5.70%
Business Lending [Member] | France [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.10%	5.50%
Business Lending [Member] | France [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.70%	3.50%
Business Lending [Member] | France [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.00%	1.30%
Business Lending [Member] | France [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	46.80%	44.60%
Business Lending [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 46,302	€ 48,494
Business Lending [Member] | Rest of Europe [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	13,817	15,504
Business Lending [Member] | Rest of Europe [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	2,460	2,873
Business Lending [Member] | Rest of Europe [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	18,446	17,219
Business Lending [Member] | Rest of Europe [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 41,326	€ 40,243
Business Lending [Member] | Rest of Europe [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	35.40%	32.10%
Business Lending [Member] | Rest of Europe [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.70%	7.80%
Business Lending [Member] | Rest of Europe [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.60%	4.90%
Business Lending [Member] | Rest of Europe [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.70%	4.70%
Business Lending [Member] | Rest of Europe [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	9.10%	10.20%
Business Lending [Member] | Rest of Europe [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	38.50%	40.20%
Business Lending [Member] | America [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 40,800	€ 48,048
Business Lending [Member] | America [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	5,967	7,253
Business Lending [Member] | America [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	6,872	7,856
Business Lending [Member] | America [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	7,442	8,827
Business Lending [Member] | America [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 40,815	€ 39,792
Business Lending [Member] | America [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	38.30%	39.70%
Business Lending [Member] | America [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.30%	6.10%
Business Lending [Member] | America [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.00%	5.00%
Business Lending [Member] | America [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.40%	6.60%
Business Lending [Member] | America [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	10.20%	9.20%
Business Lending [Member] | America [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	32.70%	33.40%
Business Lending [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 37,435	€ 45,131
Business Lending [Member] | Asia [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	978	920
Business Lending [Member] | Asia [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	1,728	1,941
Business Lending [Member] | Asia [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	15,174	14,051
Business Lending [Member] | Asia [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 23,607	€ 24,632
Business Lending [Member] | Asia [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	40.60%	37.20%
Business Lending [Member] | Asia [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.00%	8.40%
Business Lending [Member] | Asia [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.50%	4.50%
Business Lending [Member] | Asia [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.60%	9.20%
Business Lending [Member] | Asia [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	11.90%	7.20%
Business Lending [Member] | Asia [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	30.50%	33.50%
Business Lending [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 10,019	€ 9,731
Business Lending [Member] | Australia [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	10,153	7,219
Business Lending [Member] | Australia [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	83	4
Business Lending [Member] | Australia [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	1,650	1,640
Business Lending [Member] | Australia [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 2,273	€ 1,867
Business Lending [Member] | Australia [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	26.40%	37.30%
Business Lending [Member] | Australia [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.70%	9.60%
Business Lending [Member] | Australia [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.10%	1.50%
Business Lending [Member] | Australia [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.40%	3.00%
Business Lending [Member] | Australia [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.70%	5.50%
Business Lending [Member] | Australia [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	56.80%	43.10%
Business Lending [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 2,053	€ 2,638
Business Lending [Member] | Africa [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	10	9
Business Lending [Member] | Africa [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	53	51
Business Lending [Member] | Africa [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	1,661	1,838
Business Lending [Member] | Africa [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Derivative instruments to reduce credit risk of loan	€ 730	€ 778
Business Lending [Member] | Africa [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.00%	9.20%
Business Lending [Member] | Africa [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.60%	16.50%
Business Lending [Member] | Africa [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.00%	9.60%
Business Lending [Member] | Africa [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	19.90%	13.20%
Business Lending [Member] | Africa [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	26.80%	12.20%
Business Lending [Member] | Africa [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	35.70%	39.30%